JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 98.3%(a)
Alaska — 0.6%
Industrial Development Revenue/Pollution Control Revenue — 0.6%
Alaska Industrial Development and Export Authority, Providence Health and Services Series 2011A, Rev., 5.50%, 10/1/2041	325	335
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	2,205

		2,540

Total Alaska		2,540

Arizona — 4.6%
Education — 2.4%
Arizona Industrial Development Authority, Academics of Math and Science Projects
Rev., 4.00%, 7/1/2029(b)	400	396
Rev., 5.00%, 7/1/2039(b)	1,000	983
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030(b)	500	496
Series 2020A, Rev., 4.00%, 7/15/2040(b)	800	698
Arizona Industrial Development Authority, Equitable School Revolving Funds Series A, Rev., 5.00%, 11/1/2044	750	883
Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects
Series 2019A, Rev., 3.55%, 7/15/2029(b)	1,360	1,277
Series 2019A, Rev., 5.00%, 7/15/2039(b)	1,325	1,312
Series 2019A, Rev., 5.00%, 7/15/2049(b)	1,675	1,603
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	360
Series 2018A, Rev., 5.00%, 7/1/2033	150	154
Series 2018A, Rev., 5.00%, 7/1/2037	200	203
La Paz County Industrial Development Authority, Charter School Solutions-Harmony Public Schools Project
Series 2018A, Rev., 5.00%, 2/15/2028	200	222
Series 2018A, Rev., 5.00%, 2/15/2038	405	438
Maricopa County Industrial Development Authority, Arizona Autism Charter Schools Project
Series 2020A, Rev., 4.00%, 7/1/2030(b)	320	311
Series 2020A, Rev., 5.00%, 7/1/2040(b)	620	610
Series 2020A, Rev., 5.00%, 7/1/2050(b)	780	738

		10,684

Industrial Development Revenue/Pollution Control Revenue — 2.1%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,539
Series 2019A, Rev., 5.00%, 1/1/2037	1,000	992
Series 2019A, Rev., 5.00%, 1/1/2038	1,000	982
Series 2019A, Rev., 4.25%, 1/1/2039	1,000	887
Series 2019A, Rev., 4.50%, 1/1/2049	2,000	1,730
Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects
Series 2018A, Rev., 5.00%, 7/15/2028(b)	1,000	1,054
Series 2018A, Rev., 5.75%, 7/15/2038(b)	1,000	1,070
Glendale Industrial Development Authority, Terraces of Phoenix Project
Series 2018A, Rev., 4.00%, 7/1/2028	450	402
Series 2018A, Rev., 5.00%, 7/1/2033	600	562
Series 2018A, Rev., 5.00%, 7/1/2038	300	273

		9,491

Utility — 0.1%
City of Mesa, Utility System
Rev., AGM, 5.25%, 7/1/2029(c)	160	223
Rev., AGM, 5.25%, 7/1/2029	40	55

		278

Total Arizona		20,453

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California — 1.8%
Education — 0.9%
California Community College Financing Authority, Orange Coast Properties LLC - Orange Coast College Project
Rev., 5.00%, 5/1/2037	750	771
Rev., 5.00%, 5/1/2038	400	410
California Municipal Finance Authority, John Adams Academies Lincoln Project
Series 2019A, Rev., 4.00%, 10/1/2029(b)	410	394
Series 2019A, Rev., 5.00%, 10/1/2039(b)	900	890
California Public Finance Authority, Laverne Elementary Preparatory Academy
Series 2019A, Rev., 4.25%, 6/15/2029(b)	795	788
Series 2019A, Rev., 5.00%, 6/15/2039(b)	785	783
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	168
California School Finance Authority, Kipp La Projects Series 2015A, Rev., 5.00%, 7/1/2035(b)	100	107

		4,311

General Obligation — 0.1%
Pomona Unified School District Series C, GO, 6.00%, 8/1/2029(c)	160	232
San Mateo Union High School District, Capital Appreciation, Election of 2006 Series A, GO, Zero Coupon, 9/1/2028	100	72
Sunnyvale Elementary School District, Election 2004 Series C, GO, 5.50%, 9/1/2034	175	260

		564

Hospital — 0.4%
California Health Facilities Financing Authority, Children’s Hospital Series 2017A, Rev., 5.00%, 8/15/2047	500	552
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	221
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2029	200	228
Palomar Health Rev., 5.00%, 11/1/2039	500	559

		1,560

Housing — 0.1%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	247
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	244

		491

Industrial Development Revenue/Pollution Control Revenue — 0.1%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025(d)	250	266

Utility — 0.2%
California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	850	859

Water & Sewer — 0.0%(e)
Eastern Municipal Water District Financing Authority, Water and Wastewater System Series 2020A, Rev., 5.00%, 7/1/2037	80	107

Total California		8,158

Colorado — 8.9%
Certificate of Participation/Lease — 0.5%
South Suburban Park and Recreation District
COP, 4.00%, 12/15/2036	1,350	1,548
COP, 4.00%, 12/15/2037	500	572

		2,120

Education — 0.4%
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project
Series 2018A, Rev., 5.00%, 12/1/2032	500	608
Series 2018A, Rev., 5.00%, 12/1/2033	500	603
Series 2018A, Rev., 4.00%, 12/1/2048	500	532

		1,743

General Obligation — 4.9%
Aviation Station, North Metropolitan District No. 2 Series A, GO, 5.00%, 12/1/2039	750	712
Bradburn Metropolitan District No. 2

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018A, GO, 5.00%, 12/1/2038	500	512
Series 2018B, GO, 7.25%, 12/15/2047	500	466
Copperleaf Metropolitan District No. 4, Limited Tax, Convertible to Unlimited Tax
Series 2020A, GO, 5.00%, 12/1/2039	775	726
Series 2020A, GO, 5.00%, 12/1/2049	1,000	892
Cottonwood Highlands Metropolitan District No. 1 Series 2019A, GO, 5.00%, 12/1/2049	900	831
Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,106
DIATC Metropolitan District
GO, 3.25%, 12/1/2029(b)	590	530
GO, 5.00%, 12/1/2039(b)	1,240	1,195
Lanterns Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2039	1,375	1,300
Mirabelle Metropolitan District No. 2, Limited Tax
Series 2020A, GO, 5.00%, 12/1/2039	700	649
Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,109
Painted Prairie Metropolitan District No. 2 GO, 5.25%, 12/1/2048	2,000	1,863
STC Metropolitan District No. 2
Series 2019A, GO, 3.00%, 12/1/2025	555	515
Series 2019A, GO, 4.00%, 12/1/2029	1,000	935
Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,621
Thompson Crossing Metropolitan District No. 4
GO, 5.00%, 12/1/2039	1,400	1,407
GO, 5.00%, 12/1/2049	1,500	1,412
Trails at Crowfoot Metropolitan District No. 3
Series A, GO, 4.38%, 12/1/2030	620	583
Series A, GO, 5.00%, 12/1/2039	1,000	946
Vauxmont Metropolitan District, Senior Limited Tax, Convertible to Unlimited Tax GO, AGM, 5.00%, 12/1/2050(f)	1,500	1,795
Willow Bend Metropolitan District Series A, GO, 5.00%, 12/1/2039	600	572

		21,677

Hospital — 2.0%
Colorado Health Facilities Authority, Christian Living Neighborhoods
Rev., 4.00%, 1/1/2023	620	608
Rev., 4.00%, 1/1/2025	660	634
Rev., 4.00%, 1/1/2026	520	495
Rev., 4.00%, 1/1/2028	500	465
Rev., 4.00%, 1/1/2038	550	435
Rev., 5.00%, 1/1/2038	1,550	1,472
Colorado Health Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	2,000	2,045
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project
Series 2017A, Rev., 5.00%, 5/15/2022	280	280
Series A, Rev., 5.25%, 5/15/2028	1,000	997
Denver Health and Hospital Authority, Healthcare Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,311

		8,742

Other Revenue — 1.1%
Copper Ridge Metropolitan District
Rev., 4.00%, 12/1/2029	1,000	924
Rev., 5.00%, 12/1/2039	1,000	917
Painted Prairie Public Improvement Authority
Rev., 4.00%, 12/1/2029	1,000	931
Rev., 5.00%, 12/1/2039	2,500	2,343

		5,115

Utility — 0.0%(e)
Public Authority for Colorado Energy, Natural Gas Purchase Series 2008, Rev., 6.13%, 11/15/2023	90	98

Total Colorado		39,495

Connecticut — 1.5%
Education — 0.8%
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue
Series A-1, Rev., 5.00%, 10/1/2029(b)	400	398
Series A-1, Rev., 4.50%, 10/1/2034(b)	2,350	2,132
Series A-1, Rev., 5.00%, 10/1/2039(b)	1,000	922

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., 5.25%, 11/15/2024	200	204

		3,656

General Obligation — 0.3%
State of Connecticut Series A, GO, 5.00%, 4/15/2037	1,000	1,183

Hospital — 0.1%
Connecticut State Health and Educational Facilities Authority, The Griffin Hospital Issue Series G-1, Rev., 5.00%, 7/1/2034(b)	225	250

Other Revenue — 0.3%
Town of Hamden, Whitney Center Project Rev., 5.00%, 1/1/2030	1,500	1,445

Total Connecticut		6,534

Delaware — 0.2%
Housing — 0.0%(e)
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	125	128

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	715

Total Delaware		843

District of Columbia — 0.3%
Education — 0.2%
District of Columbia, International School Issue Rev., 5.00%, 7/1/2039	650	705

Other Revenue — 0.1%
District of Columbia, Kipp DC Project
Series 2017B, Rev., 5.00%, 7/1/2037	500	553
Rev., 4.00%, 7/1/2039	200	203

		756

Total District of Columbia		1,461

Florida — 9.1%
Education — 5.1%
Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project
Series A, Rev., 5.00%, 12/15/2029	405	442
Series A, Rev., 5.00%, 12/15/2039	1,775	1,869
Capital Trust Agency, Inc., Franklin Academy Project
Rev., 4.00%, 12/15/2025(b)	300	301
Rev., 5.00%, 12/15/2026(b)	300	315
Rev., 5.00%, 12/15/2027(b)	330	345
Rev., 5.00%, 12/15/2028(b)	345	359
Rev., 5.00%, 12/15/2029(b)	365	379
Rev., 5.00%, 12/15/2030(b)	510	527
Rev., 5.00%, 12/15/2035(b)	1,080	1,095
Rev., 5.00%, 12/15/2040(b)	1,200	1,203
Capital Trust Agency, Inc., Imagine School at Land O’Lakes Project
Series 2020A, Rev., 3.00%, 12/15/2029(b)	420	369
Series 2020A, Rev., 5.00%, 12/15/2039(b)	640	611
County of Lake, Imagine South Lake Charter School Project
Series A, Rev., 5.00%, 1/15/2029(b)	500	521
Series A, Rev., 5.00%, 1/15/2039(b)	550	549
Series A, Rev., 5.00%, 1/15/2049(b)	825	796
County of Palm Beach, Atlantic University
Rev., 5.00%, 4/1/2029(b)	400	409
Rev., 5.00%, 4/1/2039(b)	900	861
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 4.00%, 12/15/2029(b)	260	278
Series A, Rev., 5.00%, 12/15/2034(b)	525	585
Series A, Rev., 5.00%, 12/15/2039(b)	305	333
Florida Development Finance Corp., Pepin Academies of Pasco County, Inc. Project Series 2020A, Rev., 5.00%, 1/1/2040(b)	2,430	2,280
Florida Higher Educational Facilities Financial Authority, Ringling College Project
Rev., 5.00%, 3/1/2034	385	405
Rev., 5.00%, 3/1/2035	1,165	1,221
Rev., 5.00%, 3/1/2036	1,230	1,286
Rev., 5.00%, 3/1/2037	1,130	1,177
Rev., 5.00%, 3/1/2044	2,000	2,043
Florida Higher Educational Facilities Financial Authority, St. Leo University Project Series 2019, Rev., 5.00%, 3/1/2039	750	798
Lakeland Educational Facilities, Southern College Project Series 2012A, Rev., 5.00%, 9/1/2025	500	534

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028(b)	1,060	1,119

		23,010

Hospital — 0.4%
Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	603
Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,058

		1,661

Industrial Development Revenue/Pollution Control Revenue — 1.8%
Lee County Industrial Development Authority, Shell Point/Waterside Health Project Rev., 5.00%, 11/15/2039	1,340	1,374
Polk County Industrial Development Authority, Retirement Facilities, Carpenter’s Home Estates
Series 2019A, Rev., 5.00%, 1/1/2029	440	457
Series 2019A, Rev., 5.00%, 1/1/2039	400	394
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project
Series 2019B-2, Rev., 3.75%, 11/15/2025	2,000	1,740
Series 2019B-1, Rev., 4.25%, 11/15/2026	2,000	1,739
Series 2019A, Rev., 5.00%, 11/15/2029	1,000	883
Series 2019A, Rev., 5.25%, 11/15/2039	2,000	1,576

		8,163

Other Revenue — 0.4%
City of Venice, Village on the Isle Project
Rev., 5.00%, 1/1/2037	1,000	983
Rev., 5.00%, 1/1/2047	1,000	932

		1,915

Prerefunded — 0.0%(e)
Charlotte County, Utility System Rev., AGM, 5.25%, 10/1/2024(c)	70	75

Transportation — 0.6%
County of Broward, Airport System Series 2019A, Rev., AMT, 4.00%, 10/1/2044	2,475	2,633

Utility — 0.8%
Charlotte County, Utility System Rev., AGM, 5.25%, 10/1/2024	130	138
County of Palm Beach, Tuscan Gardens of Delray Beach Project
Series 2018-A, Rev., 4.25%, 4/2/2022(d)	1,000	1,009
Series 2018C, Rev., 6.25%, 4/2/2022(d)	1,000	960
JEA Electric System Series B, Rev., 5.00%, 10/1/2034	25	26
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	625	645
Tampa Bay Water Utility System Series A, Rev., NATL-RE, 6.00%, 10/1/2029	500	723

		3,501

Total Florida		40,958

Georgia — 0.3%
Hospital — 0.1%
Glynn-Brunswick Memorial Hospital Authority, Health System Project Rev., 4.00%, 8/1/2036	375	410

Housing — 0.0%(e)
Georgia Housing and Finance Authority, Single Family Mortgage Series B, Rev., AMT, 4.00%, 12/1/2029	10	10

Other Revenue — 0.1%
Downtown Smyrna Development Authority Rev., 5.25%, 2/1/2028	240	283

Transportation — 0.1%
City of Atlanta, Airport Series 2012C, Rev., 5.00%, 1/1/2042	500	522

Total Georgia		1,225

Idaho — 0.0%(e)
Education — 0.0%(e)
Idaho Housing and Finance Association, Compass Public Charter School, Inc. Project Series A, Rev., 4.63%, 7/1/2029(b)	180	183

Illinois — 6.0%
Education — 1.1%
Illinois Finance Authority, University of Illinois, Champaign Project
Series 2019A, Rev., 5.00%, 10/1/2036	300	359
Series 2019A, Rev., 5.00%, 10/1/2037	400	477

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019A, Rev., 5.00%, 10/1/2038	400	476
Series 2019A, Rev., 5.00%, 10/1/2039	350	415
Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,173
Northern Illinois University, Auxiliary Facilities System
Series 2020B, Rev., 4.00%, 4/1/2039	650	679
Series 2020B, Rev., 4.00%, 4/1/2041	1,450	1,507

		5,086

General Obligation — 2.0%
Grundy and Will Counties Community Unit School District No. 1 Coal City GO, 5.00%, 2/1/2027	600	735
Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	64
State of Illinois
GO, 4.88%, 5/1/2021	750	755
Series 2018A, GO, 5.00%, 10/1/2021	750	759
GO, 5.13%, 5/1/2022	250	255
GO, 5.38%, 5/1/2023	250	257
GO, 5.50%, 5/1/2024	750	774
Series 2012, GO, 4.13%, 3/1/2028	170	164
GO, 4.00%, 6/1/2035	5,000	4,590

		8,353

Hospital — 0.9%
Upper Illinois River Valley Development Authority, Morris Hospital
Series 2018, Rev., 5.00%, 12/1/2027	1,145	1,392
Series 2018, Rev., 5.00%, 12/1/2028	1,050	1,298
Series 2018, Rev., 5.00%, 12/1/2029	875	1,075
Series 2018, Rev., 5.00%, 12/1/2033	250	295
Series 2018, Rev., 5.00%, 12/1/2034	20	24

		4,084

Housing — 1.0%
Illinois Finance Authority, Lutheran Life Communities Obligated Group
Series 2019A, Rev., 5.00%, 11/1/2029	1,590	1,550
Series 2019A, Rev., 5.00%, 11/1/2030	1,940	1,876
Series 2019A, Rev., 5.00%, 11/1/2035	900	844

		4,270

Other Revenue — 0.8%
Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2012B, Rev., 5.00%, 12/15/2028	1,610	1,608
Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 5.00%, 1/1/2037	1,800	2,073

		3,681

Prerefunded — 0.0%(e)
Lake County Community Consolidated School District No. 50 Woodland Series C, GO, 5.25%, 1/1/2024(c)	150	154

Transportation — 0.2%
Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	556
Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	250	295

		851

Water & Sewer — 0.0%(e)
City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC-CR, 5.75%, 11/1/2030	150	195

Total Illinois		26,674

Indiana — 2.6%
Education — 0.9%
City of Anderson, Economic Development, Anderson University Rev., 6.00%, 10/1/2042	3,400	2,883
Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	1,072

		3,955

Hospital — 0.5%
Indiana Finance Authority, Goshen Health
Series A, Rev., 5.00%, 11/1/2035	665	797
Series A, Rev., 4.00%, 11/1/2036	235	261
Series A, Rev., 4.00%, 11/1/2037	330	366

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, Rev., 4.00%, 11/1/2038	340	376
Series A, Rev., 4.00%, 11/1/2039	360	397

		2,197

Housing — 0.0%(e)
Indiana Housing and Community Development Authority, Home First Mortgage
Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/1/2027	15	16
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	10	10

		26

Other Revenue — 0.9%
City of Franklin, Otterbeit Homes
Series B, Rev., 4.00%, 7/1/2036	870	902
Series B, Rev., 4.00%, 7/1/2037	905	932
Series B, Rev., 4.00%, 7/1/2038	940	966
Series B, Rev., 4.00%, 7/1/2039	750	768
Series B, Rev., 4.00%, 7/1/2040	500	511

		4,079

Utility — 0.2%
Indiana Finance Authority, Marquette Project Series A, Rev., 5.00%, 3/1/2030	1,000	1,019

Water & Sewer — 0.1%
Indiana State Finance Authority, Wastewater Utility, First Lien Series 2101A, Rev., 5.25%, 10/1/2031	250	266

Total Indiana		11,542

Iowa — 0.7%
Education — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series A, Rev., AMT, 3.75%, 12/1/2033	550	550

Housing — 0.3%
Iowa Finance Authority, Northcrest Inc. Project
Series 2018A, Rev., 5.00%, 3/1/2028	890	907
Series 2018A, Rev., 5.00%, 3/1/2038	250	239

		1,146

Utility — 0.3%
Iowa Finance Authority, Phs Council Bluffs, Inc. Project
Rev., 3.95%, 8/1/2023	150	147
Rev., 4.45%, 8/1/2028	250	243
Rev., 5.00%, 8/1/2033	485	471
Rev., 5.00%, 8/1/2038	370	348

		1,209

Total Iowa		2,905

Kansas — 0.5%
Hospital — 0.5%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.
Series A, Rev., 5.00%, 5/15/2032	500	521
Series A, Rev., 5.00%, 5/15/2039	850	870
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.
Series 2018 I, Rev., 5.00%, 5/15/2033	500	457
Series I, Rev., 5.00%, 5/15/2038	500	436

		2,284

Total Kansas		2,284

Kentucky — 0.4%
Hospital — 0.4%
City of Ashland, Kings Daughters Medical Center
Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,022
Series 2016A, Rev., 5.00%, 2/1/2040	500	542

		1,564

Total Kentucky		1,564

Louisiana — 0.8%
Education — 0.6%
Louisiana Public Facilities Authority, Young Audiences Charter School Project
Series A, Rev., 5.00%, 4/1/2030(b)	525	525
Series A, Rev., 5.00%, 4/1/2039(b)	1,425	1,306
Series A, Rev., 5.00%, 4/1/2049(b)	1,135	987

		2,818

Hospital — 0.1%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	560

Housing — 0.0%(e)
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 4.75%, 10/1/2029	40	40

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 0.1%
New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	282

Total Louisiana		3,700

Maine — 0.0%(e)
Prerefunded — 0.0%(e)
Maine Health and Higher Educational Facilities Authority Series A, Rev., 5.00%, 7/1/2025(c)	25	29

Maryland — 0.7%
Education — 0.7%
County of Frederick, Educational Facilities, Mount St. Mary’s University Series A, Rev., 5.00%, 9/1/2037(b)	1,500	1,486
Maryland Economic Development Corp., Bowie State University Project
Rev., 4.00%, 7/1/2040	300	295
Rev., 4.00%, 7/1/2050	1,500	1,415

		3,196

Transportation — 0.0%(e)
Maryland Economic Development Corp., Terminal Project Series A, Rev., 5.13%, 6/1/2020(c)	40	40

Total Maryland		3,236

Massachusetts — 1.8%
Education — 0.8%
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2037	500	541
Rev., 5.00%, 1/1/2038	405	438
Rev., 5.00%, 1/1/2043	500	534
Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	533
Massachusetts Development Finance Agency, Suffolk University
Rev., 5.00%, 7/1/2036	450	488
Rev., 5.00%, 7/1/2037	605	653
Massachusetts State College Building Authority Series B, Rev., AGC, 5.50%, 5/1/2028	350	446

		3,633

Other Revenue — 0.8%
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. Rev., 4.13%, 10/1/2042(b)	2,000	1,749
Massachusetts Development Finance Agency, Orchid Cove, Inc.
Rev., 4.00%, 10/1/2029	925	909
Rev., 4.00%, 10/1/2039	500	457
Rev., 5.00%, 10/1/2039	250	255

		3,370

Transportation — 0.2%
Massachusetts Bay Transportation Authority Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	409
Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	555

		964

Water & Sewer — 0.0%(e)
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	146

Total Massachusetts		8,113

Michigan — 3.6%
Education — 0.2%
Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	810

General Obligation — 0.3%
City of Detroit
GO, 5.00%, 4/1/2035	500	514
GO, 5.00%, 4/1/2036	500	512
GO, 5.00%, 4/1/2037	500	511

		1,537

Hospital — 0.4%
Flint Hospital Building Authority, Hurley Medical Center Rev., 4.00%, 7/1/2038	1,800	1,914

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Kentwood Economic Development Corp., Holland Home Obligated Group Rev., 5.00%, 11/15/2032	1,390	1,411
Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	40	40

		1,451

Other Revenue — 0.6%
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 5.00%, 11/15/2034	1,900	1,907
Rev., 5.00%, 11/15/2043	750	719

		2,626

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 0.1%
Wayne County Airport Authority, Detroit Metropolitan Airport Series B, Rev., AMT, 5.00%, 12/1/2021	400	420

Utility — 1.7%
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Rev., 5.00%, 5/15/2032	1,915	1,898
Rev., 5.00%, 5/15/2037	1,230	1,196
Michigan Strategic Fund, I-75 Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,651
Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Project Rev., 5.00%, 11/15/2034	1,280	1,306

		7,051

Total Michigan		15,809

Minnesota — 0.7%
Hospital — 0.2%
City of Minneapolis, Health Care System, Fairview Health Services Series A, Rev., 4.00%, 11/15/2038	750	784

Housing — 0.5%
City of Apple Valley, Minnesota Senior Housing, Orchard Path Project Rev., 4.25%, 9/1/2038	750	699
City of Wayzata, Folkestone Senior Living Community
Rev., 5.00%, 8/1/2032	100	102
Rev., 5.00%, 8/1/2033	200	204
Rev., 5.00%, 8/1/2035	200	204
Rev., 3.75%, 8/1/2036	250	224
Rev., 3.75%, 8/1/2037	500	445
Rev., 4.00%, 8/1/2038	350	319
Rev., 4.00%, 8/1/2039	250	225
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	4	4
Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	65	66
Minnesota Housing Finance Agency, Residential Housing Finance Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	5	5

		2,497

Total Minnesota		3,281

Mississippi — 0.6%
Hospital — 0.5%
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project
Series A, Rev., 4.00%, 1/1/2039	1,250	1,389
Series A, Rev., 4.00%, 1/1/2040	1,000	1,108

		2,497

Other Revenue — 0.1%
Mississippi Development Bank, Harrison County, Coliseum and Convention Center
Series A, Rev., GTD, 5.25%, 1/1/2030	160	213
Series 2010A, Rev., GTD, 5.25%, 1/1/2034	100	135

		348

Total Mississippi		2,845

Missouri — 1.9%
Education — 0.6%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	561
Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,015
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	972

		2,548

Hospital — 0.6%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2016A, Rev., 5.00%, 2/1/2036	2,500	2,501

Industrial Development Revenue/Pollution Control Revenue — 0.1%
St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	624

Other Revenue — 0.5%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019C, Rev., 4.00%, 2/1/2032	390	360
Series 2019C, Rev., 4.00%, 2/1/2033	865	791
Series 2019C, Rev., 4.00%, 2/1/2034	1,000	910

		2,061

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prerefunded — 0.0%(e)
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program
Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 5/1/2028(c)	30	30
Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 11/1/2030(c)	15	16

		46

Transportation — 0.1%
Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	491

Total Missouri		8,271

Montana — 0.1%
General Obligation — 0.1%
Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	371

Housing — 0.0%(e)
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	90	94

Transportation — 0.0%(e)
City of Billings, Airport Series 2010A, Rev., AMT, 5.00%, 7/1/2020	100	100

Total Montana		565

Nebraska — 0.5%
Hospital — 0.5%
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2034	1,000	1,110
Series 2019A, Rev., 4.00%, 1/1/2037	1,000	1,100

		2,210

Total Nebraska		2,210

Nevada — 0.2%
Other Revenue — 0.0%(e)
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024(b)	190	185

Transportation — 0.2%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	406
Clark County, Las Vegas-McCarran International Airport Passenger Facility Charge Series 2019E, Rev., 5.00%, 7/1/2033	200	242

		648

Total Nevada		833

New Hampshire — 0.3%
Education — 0.0%(e)
City of Manchester, School Facilities Rev., NATL-RE, 5.50%, 6/1/2027	100	131

Housing — 0.0%(e)
New Hampshire Housing Finance Authority, Single Family Mortgage Series 2011A, Rev., AMT, 5.25%, 7/1/2028	15	15

Utility — 0.3%
New Hampshire Business Finance Authority, The Vista Project
Series A, Rev., 5.25%, 7/1/2039(b)	200	178
Series A, Rev., 5.63%, 7/1/2046(b)	1,000	898

		1,076

Total New Hampshire		1,222

New Jersey — 4.7%
Education — 1.6%
New Jersey Economic Development Authority, School Facilities Construction Series 2017DDD, Rev., 5.00%, 6/15/2042	4,585	4,715
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 2018A, Rev., AMT, 3.75%, 12/1/2031	750	798
Series 2018A, Rev., AMT, 4.00%, 12/1/2032	400	433
Series A, Rev., AMT, 4.00%, 12/1/2033	500	539
Series 2018A, Rev., AMT, 4.00%, 12/1/2034	300	322
Series A, Rev., AMT, 4.00%, 12/1/2035	200	214

		7,021

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.4%
New Jersey Health Care Facilities Financing Authority, St. Josephs Healthcare System Rev., 5.00%, 7/1/2041	1,500	1,642

Industrial Development Revenue/Pollution Control Revenue — 1.0%
New Jersey Economic Development Authority, Black House EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039(b)	2,000	1,560
New Jersey Economic Development Authority, Charter School, Golden Door Charter School Project
Series 2018A, Rev., 5.13%, 11/1/2029(b)	210	215
Series 2018-A, Rev., 6.25%, 11/1/2038(b)	525	561
New Jersey Economic Development Authority, Charter School, Marion P. Thomas Charter School, Inc. Project Series 2018-A, Rev., 5.00%, 10/1/2033(b)	1,000	987
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	1,200	1,208

		4,531

Transportation — 1.2%
New Jersey Economic Development Authority, Motor Vehicle Surplus Series A, Rev., NATL-RE, 5.25%, 7/1/2024	380	405
New Jersey Economic Development Authority, Transit Transportation Project
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,405
Series 2020A, Rev., 4.00%, 11/1/2038	750	700
Series 2020A, Rev., 4.00%, 11/1/2039	2,000	1,858
New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 4.00%, 6/15/2036	1,000	944

		5,312

Utility — 0.5%
New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Rev., 5.00%, 1/1/2040(b)	3,000	2,326

Total New Jersey		20,832

New Mexico — 0.6%
Housing — 0.0%(e)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series 2011B, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 3/1/2028	60	61
Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 9/1/2030	10	10

		71

Other Revenue — 0.1%
City of Santa Fe, El Castillo Retirement Residences Project Series 2019A, Rev., 5.00%, 5/15/2034	650	624

Utility — 0.5%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group – La Vida Llena Expansion Project
Series A, Rev., 5.00%, 7/1/2033	360	357
Series A, Rev., 5.00%, 7/1/2034	375	368
Series A, Rev., 5.00%, 7/1/2039	1,225	1,177

		1,902

Total New Mexico		2,597

New York — 4.7%
Education — 1.0%
Build Resource Corp., Inwood Academy for Leadership Charter School Project
Series 2018A, Rev., 4.88%, 5/1/2031(b)	500	506
Series 2018A, Rev., 5.13%, 5/1/2038(b)	250	250
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., AGM, 3.00%, 9/1/2050	1,850	1,858
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 1/1/2037	300	334
Rev., 5.00%, 1/1/2038	200	222
Rev., 5.00%, 1/1/2043	500	549
Yonkers Economic Development Corp., Charter School of Educational Excellence Project
Series 2019A, Rev., 4.00%, 10/15/2029	200	195
Series 2019A, Rev., 5.00%, 10/15/2039	315	315

		4,229

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	972

Housing — 0.1%
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Series 2019, Rev., 5.00%, 7/1/2042	365	382

Industrial Development Revenue/Pollution Control Revenue — 1.0%
Monroe County Industrial Development Corp., St. Anns Community Project
Rev., 4.00%, 1/1/2030	2,000	1,795
Rev., 5.00%, 1/1/2040	2,145	1,887
Suffolk County Economic Development Corp., Peconic Landing at Southold Project, Inc. Rev., 5.00%, 12/1/2029(f)	750	741

		4,423

Other Revenue — 0.2%
New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	689

Transportation — 2.2%
Metropolitan Transportation Authority
Series 2019C, Rev., BAN, 4.00%, 7/1/2020	950	950
Series 2018C, Subseries C-1, Rev., BAN, 5.00%, 9/1/2020	2,400	2,425
Series 2014B, Rev., 5.00%, 11/15/2020	300	302
Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	200	205
Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	500	517
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2022	1,000	1,012
Rev., AMT, 5.00%, 1/1/2025	3,250	3,289
Rev., AMT, 4.00%, 1/1/2036	500	488
Rev., AMT, 5.00%, 1/1/2036	375	377
New York Transportation Development Corp., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2028	500	506

		10,071

Total New York		20,766

North Carolina — 0.7%
Hospital — 0.7%
North Carolina Medical Care Commission, Retirement Facilities First Mortgage
Series 2019A, Rev., 5.00%, 1/1/2029	560	580
Series 2019A, Rev., 5.00%, 1/1/2030	655	674
Series 2019A, Rev., 5.00%, 1/1/2031	625	640
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Davidson Project Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,037

		2,931

Total North Carolina		2,931

North Dakota — 0.1%
Housing — 0.0%(e)
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2012A, Rev., 3.75%, 7/1/2042	50	52

Utility — 0.1%
McLean County, Solid Waste Facilities, Great River Energy Project Series A, Rev., 4.88%, 7/1/2026	210	210

Total North Dakota		262

Ohio — 4.7%
Education — 2.7%
Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project
Rev., 5.00%, 12/1/2028	500	521
Rev., 5.00%, 12/1/2033	270	265
Rev., 5.00%, 12/1/2038	685	645
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 5.00%, 11/1/2034	2,875	3,106
Rev., 5.00%, 11/1/2039	4,890	5,185
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,157

		11,879

General Obligation — 0.1%
County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction and Improvement GO, NATL-RE, 5.25%, 12/1/2025	185	232
Greene County Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	58

		290

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.7%
City of Centerville, Graceworks Lutheran Services Rev., 5.00%, 11/1/2027	380	386
County of Ross, Adena Health System Rev., 5.00%, 12/1/2039	1,000	1,196
County of Warren, Otterbein Homes
Series A, Rev., 4.00%, 7/1/2037	1,000	1,030
Series A, Rev., 4.00%, 7/1/2039	500	512
Franklin County Health Care Improvement, Presbyterian Services Series 2010A, Rev., 5.00%, 7/1/2020	100	100

		3,224

Housing — 0.0%(e)
Ohio Housing Finance Agency, Single Family Mortgage Series 2011 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2028	15	15

Other Revenue — 0.8%
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	3,210	3,392

Transportation — 0.4%
Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project
Rev., 5.00%, 12/1/2033	1,000	996
Rev., 5.25%, 12/1/2038	500	500
Rev., 5.50%, 12/1/2043	500	502

		1,998

Total Ohio		20,798

Oklahoma — 1.0%
Hospital — 0.2%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,072

Transportation — 0.7%
Oklahoma Development Finance Authority (The), Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,380	2,278
Tulsa Airports Improvement Trust
Series A, Rev., AMT, 5.00%, 6/1/2024	300	343
Series A, Rev., AMT, 5.00%, 6/1/2025	420	479

		3,100

Water & Sewer — 0.1%
Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.38%, 7/1/2040	220	232

Total Oklahoma		4,404

Oregon — 0.4%
General Obligation — 0.1%
Clackamas County School District No. 7J, Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	203
Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	28

		231

Hospital — 0.3%
Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project
Series 2018A, Rev., 5.00%, 5/15/2038	220	221
Series 2018A, Rev., 5.00%, 5/15/2043	310	309
Salem Hospital Facility Authority, Capital Manor Project Rev., 5.00%, 5/15/2038	1,000	1,005

		1,535

Housing — 0.0%(e)
Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	20	21

Prerefunded — 0.0%(e)
State of Oregon, University Systems Projects Series G, GO, 5.25%, 8/1/2031(c)	105	111

Total Oregon		1,898

Pennsylvania — 9.3%
Education — 1.3%
Dallas Area Municipal Authority, Misericordia University Project
Rev., 3.25%, 5/1/2023	150	150
Rev., 5.00%, 5/1/2029	650	706
Rev., 5.00%, 5/1/2039	1,100	1,120
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2034	275	291
Rev., 4.00%, 4/1/2035	205	196
Rev., 4.00%, 4/1/2036	520	491

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 4.00%, 4/1/2037	545	511
Rev., 4.00%, 4/1/2038	695	647
Rev., 4.00%, 4/1/2039	725	667
Philadelphia Authority for Industrial Development, Independence Charter School
Rev., 4.00%, 6/15/2029	360	349
Rev., 5.00%, 6/15/2039	500	487

		5,615

General Obligation — 3.1%
Aliquippa School District
GO, 3.75%, 12/1/2033	2,000	2,271
GO, 3.88%, 12/1/2037	1,250	1,403
Allentown City School District
Series C, GO, 4.00%, 2/1/2034	1,580	1,843
Series B, GO, 5.00%, 2/1/2034	1,300	1,653
Series C, GO, 4.00%, 2/1/2035	1,000	1,161
The School Board of Philadelphia County Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,439
West Mifflin School District
GO, 3.00%, 4/1/2034	1,000	1,101
GO, 3.00%, 4/1/2038	1,400	1,515
Wilkes-Barre Area School District
Series 2019, GO, 3.50%, 4/15/2038	370	417
Series 2019, GO, 3.50%, 4/15/2039	230	259
Series 2019, GO, 3.75%, 4/15/2044	1,000	1,131

		14,193

Hospital — 1.7%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2038	500	535
Berks County Industrial Development Authority, Healthcare Facilities
Rev., 5.00%, 5/15/2033	500	507
Series 2017A, Rev., 5.00%, 5/15/2037	250	252
Rev., 5.00%, 5/15/2038	500	503
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,067
Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc. Project
Series 2019B, Rev., 2.88%, 12/15/2023	1,000	947
Series 2019A, Rev., 5.00%, 6/15/2032	545	545
Series 2019A, Rev., 5.00%, 6/15/2033	570	567
Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,080
Lancaster County Hospital Authority, Saint Anne’s Retirement Community, Incorporated Project
Rev., 5.00%, 3/1/2040	250	236
Rev., 5.00%, 3/1/2045	500	464
Rev., 5.00%, 3/1/2050	500	457
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	698

		7,858

Housing — 0.0%(e)
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	20	20

Industrial Development Revenue/Pollution Control Revenue — 1.3%
Bucks County Industrial Development Authority, St. Luke’s University Health Network Project Rev., 4.00%, 8/15/2044	2,475	2,643
Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	83
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 4.00%, 12/1/2034	170	169
Series 2019, Rev., 4.00%, 12/1/2035	175	173
Series 2019, Rev., 4.00%, 12/1/2036	175	172
Series 2019, Rev., 4.00%, 12/1/2037	100	98
Series 2019, Rev., 4.00%, 12/1/2038	100	97
Series 2019, Rev., 5.00%, 12/1/2044	350	364
Series 2019, Rev., 5.00%, 12/1/2049	500	516
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc. Project Rev., 5.00%, 11/1/2039	1,000	897
Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029(b)	700	690

		5,902

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 1.2%
Allentown Neighborhood Improvement Zone Development Authority, City Center Project
Rev., 5.00%, 5/1/2033(b)	250	252
Rev., 5.00%, 5/1/2042(b)	250	249
Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group
Rev., 3.00%, 1/1/2024	1,000	918
Rev., 3.38%, 1/1/2029	4,545	3,775

		5,194

Prerefunded — 0.1%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2012A-1, Rev., 5.00%, 1/1/2026(c)	350	372

Utility — 0.6%
Franklin County Industrial Development Authority, Haven Inc. Project
Rev., 5.00%, 12/1/2029	195	190
Rev., 5.00%, 12/1/2039	385	346
Rev., 5.00%, 12/1/2049	500	429
Lancaster Industrial Development Authority, Willow Valley Communities Project Rev., 5.00%, 12/1/2044	1,425	1,553

		2,518

Total Pennsylvania		41,672

Rhode Island — 0.1%
Education — 0.0%(e)
Rhode Island Student Loan Authority, Senior Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	113

Transportation — 0.1%
Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	269

Total Rhode Island		382

South Carolina — 1.7%
Education — 1.1%
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project
Series A, Rev., 4.00%, 12/1/2029(b)	1,130	1,210
Series A, Rev., 5.00%, 12/1/2034(b)	1,405	1,564
Series A, Rev., 5.00%, 12/1/2039(b)	1,795	1,956

		4,730

Industrial Development Revenue/Pollution Control Revenue — 0.5%
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Homes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,455
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project
Series 2020A, Rev., 5.00%, 11/15/2028	210	212
Series 2020A, Rev., 5.00%, 11/15/2029	110	111
Series 2020A, Rev., 5.00%, 11/15/2042	580	535

		2,313

Other Revenue — 0.1%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community Series 2019A, Rev., 4.00%, 4/1/2034	605	589

Total South Carolina		7,632

South Dakota — 0.1%
Education — 0.1%
South Dakota Health and Educational Facilities Authority, Sanford Health Rev., 5.00%, 11/1/2045	500	553

Housing — 0.0%(e)
South Dakota Housing Development Authority, Homeownership Mortgage Series 2012A, Rev., AMT, 4.50%, 5/1/2031	45	47

Total South Dakota		600

Tennessee — 2.5%
Hospital — 2.3%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,022
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	1,350	1,275
Series 2019A, Rev., 5.50%, 10/1/2034	2,850	2,621
Series 2019A, Rev., 5.75%, 10/1/2049	1,000	859

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,271
Series 2019A, Rev., 5.75%, 10/1/2059	3,850	3,222

		10,270

Housing — 0.2%
Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project
Rev., 4.50%, 6/1/2028(b)	500	504
Rev., 5.13%, 6/1/2036(b)	425	426
Tennessee Housing Development Agency, Homeownership Program
Series A, Rev., AMT, 4.50%, 7/1/2031	20	20
Series 1A, Rev., AMT, 4.50%, 1/1/2038	55	57

		1,007

Total Tennessee		11,277

Texas — 5.2%
Education — 3.6%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2020A, Rev., 4.00%, 6/15/2040(b)	1,810	1,589
Arlington Higher Education Finance Corp., Winfree Academy Charter Schools
Series 2019A, Rev., 5.15%, 8/15/2029	450	465
Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,032
Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Series 2019A, Rev., 5.00%, 8/15/2039	3,000	3,104
New Hope Cultural Education Facilities Finance Corp., Beta Academy
Series A, Rev., 3.38%, 8/15/2029(b)	300	282
Series A, Rev., 4.00%, 8/15/2029(b)	330	323
Series A, Rev., 5.00%, 8/15/2039(b)	1,035	1,033
Series A, Rev., 5.00%, 8/15/2049(b)	670	664
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series A, Rev., 5.50%, 7/1/2054	1,000	788
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 5.00%, 1/1/2030	1,075	1,076
Series 2020A, Rev., 5.00%, 1/1/2035	865	832
Series 2020A, Rev., 5.00%, 1/1/2040	790	732
Series 2020A, Rev., 5.00%, 1/1/2055	2,000	1,749
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	817
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project
Rev., 4.00%, 1/1/2029	300	261
Rev., 5.00%, 1/1/2039	205	175
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.
Rev., 4.25%, 6/15/2028	140	141
Rev., 5.00%, 6/15/2033	150	152
Rev., 5.00%, 6/15/2038	250	252
Permanent University Fund, Texas A&M University System Series B, Rev., 5.25%, 7/1/2028	140	188
Tarrant County Cultural Education Facilities Finance Corp., Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	189

		15,844

Hospital — 0.2%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	766

Housing — 0.3%
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas Series A-1, Rev., 5.00%, 12/1/2039	1,420	1,422
Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	15	15

		1,437

Other Revenue — 0.2%
City of Temple, Reinvestment Zone Series A, Rev., 5.00%, 8/1/2028(b)	940	1,053

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 0.7%
City of Houston, Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2028	355	440
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,494
Dallas Area Rapid Transit, Senior Lien Rev., AMBAC, 5.25%, 12/1/2029	130	179

		3,113

Utility — 0.2%
Matagorda County Navigation District No. 1, Central Power and Light Co. Project Rev., 2.60%, 11/1/2029	1,000	994

Water & Sewer — 0.0%(e)
City of Houston, Combined Utility System, Capital Appreciation Series A, Rev., AGM, Zero Coupon, 12/1/2027(c)	30	28

Total Texas		23,235

Utah — 1.4%
Education — 0.8%
Utah Charter School Finance Authority
Series A, Rev., 4.00%, 4/15/2032	250	294
Series A, Rev., 4.00%, 4/15/2033	260	303
Series A, Rev., 5.00%, 4/15/2034	235	292
Series A, Rev., 5.00%, 4/15/2039	700	854
Utah Charter School Finance Authority, Mountain West Montessori Academy Project
Series 2020A, Rev., 3.13%, 6/15/2029(b)	750	684
Series 2020A, Rev., 5.00%, 6/15/2039(b)	475	468
Series 2020A, Rev., 5.00%, 6/15/2049(b)	825	784

		3,679

Other Revenue — 0.2%
Utah Transit Authority, Sales Tax
Series C, Rev., AGM, 5.25%, 6/15/2025	40	48
Series 2006C, Rev., AGM, 5.25%, 6/15/2032	450	626

		674

Transportation — 0.4%
Utah Infrastructure Agency
Rev., 4.00%, 10/15/2033	500	470
Rev., 4.00%, 10/15/2036	500	456
Rev., 4.00%, 10/15/2039	700	622
Rev., 4.00%, 10/15/2042	475	412

		1,960

Total Utah		6,313

Vermont — 0.1%
Education — 0.1%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 4.00%, 6/15/2032	165	176
Series A, Rev., AMT, 4.00%, 6/15/2033	210	223
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	170	180

		579

Total Vermont		579

Virginia — 3.8%
Education — 0.2%
Danville Industrial Development Authority, Averett University Series A, Rev., 4.75%, 10/1/2032	760	732

Hospital —1.4%
Chesapeake Hospital Authority, Regional Medical Center
Rev., 4.00%, 7/1/2035	1,000	1,054
Rev., 4.00%, 7/1/2036	1,175	1,232
Rev., 4.00%, 7/1/2037	1,205	1,259
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020A, Rev., 5.00%, 7/1/2047	1,550	2,371

		5,916

Housing — 0.5%
Norfolk Redevelopment and Housing Authority, Harbors Edge Project
Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,004
Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,269

		2,273

Industrial Development Revenue/Pollution Control Revenue — 1.1%
Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living
Series 2019A, Rev., 4.75%, 9/1/2029	1,000	932
Series 2019A, Rev., 5.00%, 9/1/2034	2,000	1,832
Roanoke Economic Development Authority, Richfield Living Rev., 4.30%, 9/1/2030	770	679
Rev., 5.00%, 9/1/2040	1,640	1,437

		4,880

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prerefunded — 0.0%(e)
Virginia Resources Authority, Infrastructure, Pooled Financing Program Series 2011A, Rev., 5.00%, 11/1/2025(c)	70	75

Utility — 0.6%
Fredericksburg Economic Development Authority, Stadium Project
Series B, Rev., 6.13%, 9/1/2029(b)	2,000	1,934
Series B, Rev., 7.00%, 9/1/2044(b)	1,000	889

		2,823

Total Virginia		16,699

Washington — 2.6%
General Obligation — 0.6%
Pend Oreille County, Public Hospital District No. 1
GO, 5.00%, 12/1/2033	1,000	1,166
GO, 5.00%, 12/1/2038	1,255	1,440

		2,606

Hospital — 0.2%
Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,022

Housing — 0.8%
Washington State Housing Finance Commission, Homeownership Program Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 4/1/2029	10	10
Washington State Housing Finance Commission, The Heart Stone Project
Series 2018A, Rev., 4.50%, 7/1/2028(b)	965	890
Series 2018A, Rev., 5.00%, 7/1/2038(b)	825	727
Washington State Housing Finance Commission, Transforming Age Projects
Series 2019A, Rev., 5.00%, 1/1/2034(b)	745	705
Series 2019A, Rev., 5.00%, 1/1/2039(b)	1,495	1,360

		3,692

Other Revenue — 0.3%
Washington State Housing Finance Commission, Judson Park Project
Rev., 4.00%, 7/1/2028(b)	535	486
Rev., 5.00%, 7/1/2033(b)	535	502
Rev., 5.00%, 7/1/2038(b)	300	270

		1,258

Utility — 0.7%
Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2039	2,605	2,958

Total Washington		11,536

West Virginia — 0.7%
Hospital — 0.7%
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.
Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,411
Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,576

		2,987

Total West Virginia		2,987

Wisconsin — 5.2%
Education — 4.0%
Public Finance Authority, Community School of Davidson Project
Rev., 3.75%, 10/1/2023	300	300
Rev., 5.00%, 10/1/2033	775	776
Public Finance Authority, Coral Academy of Sciences
Series 2019A, Rev., 5.00%, 6/1/2029(b)	370	383
Series 2019A, Rev., 5.00%, 6/1/2039(b)	710	694
Public Finance Authority, Minnesota College of Osteopathic Medicine
Series 2019A-1, Rev., 5.50%, 12/1/2048(b)(g)	17	17
Series 2019A-2, Rev., 7.25%, 12/1/2048(b)(g)	46	43
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2027	160	185
Rev., 5.00%, 6/15/2028	505	587
Rev., 5.00%, 6/15/2034	215	243
Rev., 5.00%, 6/15/2039	390	432
Rev., 5.00%, 6/15/2049	1,000	1,090
Public Finance Authority, Roseman University of Health Sciences Project
Rev., 5.00%, 4/1/2030(b)	500	512
Rev., 5.00%, 4/1/2040(b)	2,155	2,077
Public Finance Authority, Ultimate Medical Academy Project
Series 2019A, Rev., 5.00%, 10/1/2028(b)	2,000	2,085
Series 2019A, Rev., 5.00%, 10/1/2029(b)	1,850	1,927
Series 2019A, Rev., 5.00%, 10/1/2034(b)	500	506

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 4.13%, 6/15/2029(b)	510		494
Series 2019A, Rev., 5.00%, 6/15/2039(b)	500		468
Series 2019A, Rev., 5.00%, 6/15/2049(b)	1,100		984
Wisconsin Health and Educational Facilities Authority, Lawrence University of Wisconsin Rev., 4.00%, 2/1/2045	675		704
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System
Series 2019A, Rev., 5.00%, 11/1/2026	355		361
Series 2019A, Rev., 5.00%, 11/1/2027	370		375
Series 2019A, Rev., 5.00%, 11/1/2028	470		476
Series 2019A, Rev., 5.00%, 11/1/2029	315		318
Series 2019A, Rev., 5.00%, 11/1/2030	515		516
Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc. Project Series A, Rev., 4.25%, 9/15/2035	1,500		1,345

			17,898

Hospital — 0.3%
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.
Series B, Rev., 5.00%, 7/1/2038	150		170
Series A, Rev., 5.00%, 7/1/2044	210		235
Series A, Rev., 5.00%, 7/1/2049	750		836

			1,241

Other Revenue — 0.9%
Public Finance Authority, Cedars Obligated Group Rev., 4.25%, 5/1/2029(b)	1,000		896
Public Finance Authority, First Mortgage Rev., 4.25%, 10/1/2038(b)	2,000		1,692
Public Finance Authority, The Evergreens Obligated Group Rev., 5.00%, 11/15/2044	1,565		1,528

			4,116

Total Wisconsin			23,255

TOTAL MUNICIPAL BONDS (Cost $462,609)			437,588

	Shares (000)
COMMON STOCKS — 0.0%(e)
Oil, Gas & Consumable Fuels — 0.0%(e)
Southcross Holdco Equity*‡ (Cost $11)	—	(h)	—	(h)

SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT COMPANIES — 0.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16%(i)(j)(Cost $3,481)	3,479		3,482

Total Investments — 99.1% (Cost $466,101)			441,070
Other Assets Less Liabilities — 0.9%			3,965

Net Assets — 100.0%			445,035

Percentages indicated are based on net assets.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Defaulted security.
(h)	Amount rounds to less than one thousand.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$—	$—	$—	(a)	$—	(a)
Municipal Bonds	—	437,588	—		437,588
Short-Term Investments
Investment Companies	3,482	—	—		3,482

Total Investments in Securities	$3,482	$437,588	$—	(a)	$441,070

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16%(a)(b)	$44,883	$61,660	$103,062	$1	$—	$3,482	3,479	$43	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.